Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Estimated lives of property and equipment

Depreciation of property and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Furniture and fixtures	5 years
Leasehold improvement	Lesser of lease life or economic life
Equipment	5 years
Computers and software	5 years